S000000550 [Member] Annual Fund Operating Expenses - Nuveen Pennsylvania Municipal Bond Fund	May 31, 2025
Nuveen Pennsylvania Municipal Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.82%
Nuveen Pennsylvania Municipal Bond Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.62%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	1.62%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.